Related-Party Disclosures - Schedule of Joint Operations (Details) - Joint operations	12 Months Ended
Dec. 31, 2023
Starr ll, a Joint Venture
Disclosure of joint operations [line items]
Ownership Interests	47.00%
WSM Pacific SIOP
Disclosure of joint operations [line items]
Ownership Interests	32.00%
Better Together, a Joint Venture
Disclosure of joint operations [line items]
Ownership Interests	10.00%